S000004306 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	290 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
S&P 100 (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		30.95%	16.71%	14.39%
iShares S&P 100 ETF
Prospectus [Line Items]
Average Annual Return, Percent		30.66%	16.46%	14.17%
Performance Inception Date					Oct. 23, 2000
iShares S&P 100 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		30.32%	16.08%	13.71%
iShares S&P 100 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.37%	13.23%	11.77%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.